Operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other information related to leases [Abstract]
Operating lease cost	$ 7,808	$ 7,988	$ 7,889
Variable lease cost	1,968	2,000	1,889
Total Lease costs	9,776	9,988	$ 9,778
Cash paid for amounts included in the measurement of lease liabilities [Abstract]
Operating cash flows from operating leases	7,839
Right-of-use assets obtained in exchange for lease obligations:	$ 57,464
Weighted average remaining lease term	9 years 4 months 24 days
Weighted average discount rate	3.30%
Future minimum lease payments under non-cancellable leases [Abstract]
2020	$ 8,039
2021	8,033
2022	7,533
2023	7,227
2024	7,100
Thereafter	28,361
Total lease payments	66,293
Less: Interest	9,740
Present value of lease liabilities	56,553	0
Operating lease right-of-use assets	$ 51,475	$ 0
Minimum [Member]
Leases, operating [Abstract]
Operating lease expiration term	11 months
Maximum [Member]
Leases, operating [Abstract]
Operating lease expiration term	25 years 9 months 18 days